Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenue
16.	Revenue

Disaggregation of revenue

	Year ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$
Point in time:
Corporate financial communications services	39,133,279	32,373,844	38,841,687	4,990,387
IPO financial printing services	9,988,560	4,087,416	3,789,793	486,913
Consultancy fees	—	—	2,158,805	277,364
	49,121,839	36,461,260	44,790,285	5,754,664
Overtime:
Supporting and maintenance services	—	—	2,857,256	367,102
	49,121,839	36,461,260	47,647,541	6,121,766